EMPLOYEE BENEFIT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN

12.EMPLOYEE BENEFIT PLAN

The Company sponsors several 401(k) defined contribution plans covering its employees in the United States of America. A management committee determines matching contributions made by the Company annually. Matching contributions are made in cash and were $0 during the three and nine months ended September 30, 2022 and $2 and $7 during the three and nine months ended September 30, 2021, respectively.

The Company’s Gratuity Plan in India (the “India Plan”) provides for a lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities with regard to the India Plan are determined by actuarial valuation using the projected unit credit method. Current service costs for these plans are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans are recognized and reported as personnel expenses in the Condensed Consolidated Statement of Operations.

Components of net periodic benefit costs, were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Particulars	2022	2021	2022	2021
Current service cost	20	30	65	65
Interest cost	8	6	23	19
Net actuarial (gain)/loss recognized in the period	33	45	(4)	(26)
Expenses recognized in the Condensed Consolidated Statement of Operations	61	81	84	58

The components of actuarial (gain)/loss on retirement benefits are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Particulars	2022	2021	2022	2021
Actuarial gain/(loss) for the period obligation	33	45	(4)	(26)
Actuarial (gain)/loss for the period plan assets	—	—	—	—
Total actuarial gain/(loss) on obligation	33	45	(4)	(26)

12.	EMPLOYEE BENEFIT PLAN

The Company sponsors several 401(k) defined contribution plans covering its employees in the United States of America. A management committee determines matching contributions made by the Company annually. Matching contributions are made in cash and were $17 and $36 during the years ended December 31, 2021 and 2020, respectively.

The Company’s Gratuity Plan in India (the “India Plan”) provides for a lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities with regard to the India Plan are determined by actuarial valuation using the projected unit credit method. Current service costs for these plans are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans are recognized as an expense in the consolidated statement of operations.

The benefit obligation has been measured as of December 31, 2021 and December 31, 2020. The following table sets forth the activity and the funded status of the Gratuity Plans and the amounts recognized in the Company’s consolidated financial statements at the end of the relevant periods.

Particulars	As of December 31,
	2021	2020
Present value of obligation as at the beginning of the year	$383	$298
Interest cost	25	20
Acquisitions	—	—
Current service cost	90	83
Benefits paid	—	—
Actuarial gain on obligation	(46)	(12)
Effect of exchange rate changes	(8)	(6)
Present value of obligation as at the end of the year	$444	$383

The amounts to be recognized on consolidated balance sheets

Particulars	As of December 31,
	2021	2020
Present value of obligation as at the end of the period	$444	$383
Fair value of plan assets as at the end of the period	—	—
Funded status / (unfunded status)	(444)	(383)
Excess of actual over estimated	—	—
Unrecognized actuarial (gains)/losses	—	—
Net asset/(liability)recognized in consolidated balance sheet	$(444)	$(383)
Current portion	12	29
Non-current portion	432	354

Accumulated benefit obligation in excess of plan assets:

	As of December 31,
	2021	2020
Accumulated benefit obligation	$168	$139

Components of net periodic benefit costs, were as follows:

Particulars	Year ended December 31,
	2021	2020
Current service cost	$90	$83
Interest cost	25	20
Net actuarial gain recognized in the period	(46)	(12)
Expenses recognized in the consolidated statement of operations	$69	$91

The components of actuarial loss / (gain) on retirement benefits are as follows:

Particulars	Year ended December 31,
	2021	2020
Actuarial (gain) / loss on arising from change in financial assumption	$(34)	$30
Actuarial gain on arising from experience adjustment	(12)	(42)
Total Actuarial gain on obligation	$(46)	$(12)

The weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost were:

Particulars	Year ended December 31,
	2021	2021
Discount rate	7.06%	6.55%
Rate of compensation increase	7.00%	7.00%

The following table summarizes the expected benefit payments for the Company’s Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter (in thousands):

December 31:
2022	$18
2023	31
2024	31
2025	54
2026	54
2027 – 2031	364
$552